Subsequent events	12 Months Ended
Aug. 31, 2020
Subsequent events
Subsequent events

24.Subsequent events

Subscription and issuance of Voting Common Shares

In September 2020, the Board of Directors authorized the issuance of 547,297 Voting Common Shares, for total consideration of $2,025,000.

On September 18, 2020, the Board of Directors authorized the issuance of 45,351 Voting Common Shares, for services provided to the Company. The services were valued at $167,799.

On December 22, 2020, the Board of Directors authorized the issuance of 72,689 Voting Common Shares, being the conversion of the advances from related parties of $937,689.

Initial Public Offering

On November 27, 2020, the Company completed its initial public offering (the “Offering”) of an aggregate of 2,760,000 common shares of the Company at a price of U.S.$10.00  ($13.22) per share, which includes 360,000 shares sold upon full exercise of the underwriter’s option to purchase additional common shares, for gross proceeds of U.S.$27,600,000  ($36,487,200). The Company has listed on the Nasdaq on November 23, 2020 under the ticker VMAR. As consideration for services rendered in connection with the Offering, the Company paid ThinkEquity (the “Agent”) a U.S.$1,932,000  ($2,554,104) cash commission and granted an option to acquire 151,800 common shares for a period of five years from the date of listing at an exercise price of U.S.$12.50  ($16.53). The Company paid other professional fees totalling U.S.$380,376  ($502,857) in connection with the Offering.

Share option

In October 2020, the Company granted a former employee 5,405 stock options at an exercise price of $3.70.

In October 2020, the Company granted an employee 5,405 stock options at an exercise price of $3.70.

On November 24, 2020, the Company granted directors 440,000 stock options at an exercise price of U.S.$12.50  ($16.53).